Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expenses
Salaries, fees and short-term benefits	$ 6,394	$ 7,696	$ 5,904
Share-based payments	417	1,022	491
Employee benefits expense	6,811	8,718	6,395
Depreciation, amortization and impairment	2,017	299	98
Research and development	4,349	6,681	5,148
Manufacturing	752	765	955
Inventory material costs	3,851	3,862	3,079
Write-down of inventories	1,983	95	385
Medical affairs	718	1,026	1,108
Administration	821	1,505	1,725
Selling and logistics	6,997	8,019	5,395
Professional fees	1,578	740	802
Expenses by nature	$ 28,415	$ 30,335	$ 23,481